Fair values of financial assets and liabilities - Schedule of Financial Assets Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of fair value measurement of assets [line items]
Loans and advances to banks	£ 7,500	£ 7,900
Loans and advances to customers	471,598	459,857	£ 452,408
Reverse repurchase agreements	45,964	49,476
Debt securities	13,175	14,544
Financial assets at fair value through profit or loss	221,942	215,925
Total financial assets at fair value through other comprehensive income	33,888	30,690
Derivative financial instruments	22,943	24,065
Total financial assets carried at fair value	278,773	270,680
Insurance contracts
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	189,805	185,201
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	145,668	142,363
Total financial assets at fair value through other comprehensive income	19,306	16,298
Derivative financial instruments	61	103
Total financial assets carried at fair value	165,035	158,764
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	66,574	63,673
Total financial assets at fair value through other comprehensive income	14,165	14,019
Derivative financial instruments	22,343	23,221
Total financial assets carried at fair value	103,082	100,913
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	9,700	9,889
Total financial assets at fair value through other comprehensive income	417	373
Derivative financial instruments	539	741
Total financial assets carried at fair value	10,656	11,003
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Loans and advances to banks	3,094	2,787
Loans and advances to customers	9,098	9,049
Reverse repurchase agreements	20,655	20,466
Debt securities	48,638	39,946
Treasury and other bills	1	32
Contracts held with reinsurers	7,573	10,527
Equity shares	132,883	133,118
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [line items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	0	0
Debt securities	14,211	10,564
Treasury and other bills	1	32
Contracts held with reinsurers	0	0
Equity shares	131,456	131,767
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [line items]
Loans and advances to banks	3,094	2,787
Loans and advances to customers	3,193	3,039
Reverse repurchase agreements	20,655	20,466
Debt securities	32,059	26,854
Treasury and other bills	0	0
Contracts held with reinsurers	7,573	10,527
Equity shares	0	0
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [line items]
Loans and advances to banks	0	0
Loans and advances to customers	5,905	6,010
Reverse repurchase agreements	0	0
Debt securities	2,368	2,528
Treasury and other bills	0	0
Contracts held with reinsurers	0	0
Equity shares	1,427	1,351
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Debt securities	33,520	30,365
Equity shares	368	325
Financial assets at fair value through other comprehensive income | Level 1
Disclosure of fair value measurement of assets [line items]
Debt securities	19,306	16,298
Equity shares	0	0
Financial assets at fair value through other comprehensive income | Level 2
Disclosure of fair value measurement of assets [line items]
Debt securities	14,165	14,019
Equity shares	0	0
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets [line items]
Debt securities	49	48
Equity shares	£ 368	£ 325